Allowance for doubtful accounts (Details) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for accounts receivable
Balance at beginning of year	9	8	5
Provision for allowances	23	6	21
Write-offs		(5)	(18)
Balance at end of year	32	9	8